Advances to and Investments in Unconsolidated Affiliates (Investments in Unconsolidated Affiliates) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	$ 4,280	$ 5,003	$ 3,760
Citrus [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	1,729	1,739
Other Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	443	627
Sunoco LP [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	1,225	1,380
RIGS Haynesville Partnership Co. [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	382	402
MEP [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	318	660
FEP [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	101	115
AmeriGas [Member]
Schedule of Equity Method Investments [Line Items]
Advances to and investments in unconsolidated affiliates	$ 82	$ 80